Angel Oak Mortgage Trust 2023-3 ABS-15G

Exhibit 99.3

Exception Grades

Run Date - 2/28/2023 11:13:04 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
216640177	XXX	XXX	24205782	201910003632-6542	XXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXX Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of XXX exceeds tolerance of XXX. Insufficient or no cure was provided to the borrower. (XXX)	Appraisal Desk Review was not disclosed on the initial Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include XXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Reviewer Comment (XXX): CD, LOE, and CS provided. Exception cured

Seller Comment (XXX): PCCD attached to clear finding

Reviewer Comment XXX): We have the closing statement which is true and certified. For TRID regulation, a PCCD showing the cure on page XXX should be provided to the borrower, that is missing.

Reviewer Comment (XXX): XXX  Received Settlement statement which is not true and certified.Also plz provide a PCCD showing the cure amount reflecting on Page XXX, under XXX Or provide cure documents.

Seller Comment (XXX): See FSS reflecting XXX cure paid out at closing

Seller Comment (XXX): The $XXX appraisal fee cure was paid out at time of closing and is disclosed on the final settlement statement as a lender credit and on the consummation CD - no PCCD reflecting a cure is required please clear finding
																			XXX		2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
216640199	XXX	XXX		24205830	301622401632-6583	XXX	Compliance	Compliance	Federal Compliance	TRID	TRID XXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure:XXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXX exceeds tolerance of XXX. Sufficient or excess cure was provided to the borrower at Closing. (XXX)	Appraisal Fee was last disclosed as XXX on LE but disclosed asXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.				Reviewer Comment (XXX): Sufficient Cure Provided At Closing		XXX		1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
216640199	XXX	XXX		24205831	301622401632-5404	XXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXX Balance Sheet	The balance sheet is missing from the loan file				Reviewer Comment (XXX): Document provided. Exception cleared Seller Comment (XXX): Please see the uploaded balance sheet.	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	Primary	Refinance - Cash-out - Home Improvement		C	A	C	A	A	A	A	A	Non QM	Non QM	No